Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2025		Sep. 30, 2024
Assets [Abstract]
Beginning balance, Assets		¥ 1,330		¥ 1,041
Total gains (losses) recognized in net revenue, Assets	[1]	53		5
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	604		643
Sales/ redemptions, Assets	[2]	(615)		(527)
Settlements, Assets		(19)		21
Foreign exchange movements, Assets		0		(61)
Transfers into Level 3, Assets	[3],[4]	150		168
Transfers out of Level 3, Assets	[4],[5]	(94)		(72)
Ending balance, Assets		1,409		1,218
Liabilities [Abstract]
Beginning balance, Liabilities		593		557
Total gains (losses) recognized in net revenue, Liabilities	[1]	(16)		2
Total gains (losses) recognized in other comprehensive income, Liabilities		(1)		4
Purchases/ issues, Liabilities	[2]	171		241
Sales/ redemptions, Liabilities	[2]	(100)		(134)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		(5)
Transfers into Level 3, Liabilities	[3],[4]	19		10
Transfers out of Level 3, Liabilities	[4],[5]	(38)		(35)
Ending balance, Liabilities		662		628
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		621		470
Total gains (losses) recognized in net revenue, Assets	[1]	1		8
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	441		492
Sales/ redemptions, Assets	[2]	(486)		(429)
Settlements, Assets
Foreign exchange movements, Assets		0		(18)
Transfers into Level 3, Assets	[3],[4]	40		45
Transfers out of Level 3, Assets	[4],[5]	(31)		(29)
Ending balance, Assets		586		539
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		21		8
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	12		1
Sales/ redemptions, Assets	[2]	(6)		(4)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	3		2
Transfers out of Level 3, Assets	[4],[5]	(3)		(1)
Ending balance, Assets		26		6
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		103		80
Total gains (losses) recognized in net revenue, Assets	[1]	5		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	52		18
Sales/ redemptions, Assets	[2]	(26)		(3)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	1
Transfers out of Level 3, Assets	[4],[5]	(13)
Ending balance, Assets		122		97
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		0		0
Total gains (losses) recognized in net revenue, Assets	[1]	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	2
Sales/ redemptions, Assets	[2]	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4],[5]
Ending balance, Assets		2		0
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		6		3
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	2		3
Sales/ redemptions, Assets	[2]	(4)		(3)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	4		3
Transfers out of Level 3, Assets	[4],[5]	(3)		(3)
Ending balance, Assets		5		3
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		181		173
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	67		186
Sales/ redemptions, Assets	[2]	(98)		(199)
Settlements, Assets
Foreign exchange movements, Assets		1		(8)
Transfers into Level 3, Assets	[3],[4]	29		31
Transfers out of Level 3, Assets	[4],[5]	(10)		(5)
Ending balance, Assets		169		177
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		10		0
Total gains (losses) recognized in net revenue, Assets	[1]	0		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		4
Sales/ redemptions, Assets	[2]	(10)		(2)
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]			7
Transfers out of Level 3, Assets	[4],[5]	0
Ending balance, Assets		0		11
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		48		35
Total gains (losses) recognized in net revenue, Assets	[1]	(2)		3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		10
Sales/ redemptions, Assets	[2]	(30)		(5)
Settlements, Assets
Foreign exchange movements, Assets		0		(2)
Transfers into Level 3, Assets	[3],[4]	1		2
Transfers out of Level 3, Assets	[4],[5]			(4)
Ending balance, Assets		17		39
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		207		122
Total gains (losses) recognized in net revenue, Assets	[1]	2		5
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	249		176
Sales/ redemptions, Assets	[2]	(255)		(127)
Settlements, Assets
Foreign exchange movements, Assets		(1)		(8)
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4],[5]
Ending balance, Assets		202		168
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		42		46
Total gains (losses) recognized in net revenue, Assets	[1]	(2)		(3)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	22		42
Sales/ redemptions, Assets	[2]	(28)		(35)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4],[5]			(16)
Ending balance, Assets		34		34
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		3		3
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	35		52
Sales/ redemptions, Assets	[2]	(29)		(51)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	2		0
Transfers out of Level 3, Assets	[4],[5]	(2)
Ending balance, Assets		9		4
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	1		5
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(11)		(1)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	9		(1)
Foreign exchange movements, Assets	[6]	0		0
Transfers into Level 3, Assets	[3],[4],[6]	(14)		1
Transfers out of Level 3, Assets	[4],[5],[6]	(3)		0
Ending balance, Assets	[6]	(18)		4
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	6		32
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(3)		(18)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(21)		(8)
Foreign exchange movements, Assets	[6]	3		(1)
Transfers into Level 3, Assets	[3],[4],[6]	14		(3)
Transfers out of Level 3, Assets	[4],[5],[6]	(21)		2
Ending balance, Assets	[6]	(22)		4
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(36)		(46)
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(4)		(30)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(10)		33
Foreign exchange movements, Assets	[6]	(1)		3
Transfers into Level 3, Assets	[3],[4],[6]	13		(3)
Transfers out of Level 3, Assets	[4],[5],[6]	(8)		3
Ending balance, Assets	[6]	(46)		(40)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(13)		3
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(2)		(5)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	3		(3)
Foreign exchange movements, Assets	[6]	0		0
Transfers into Level 3, Assets	[3],[4],[6]	0		2
Transfers out of Level 3, Assets	[4],[5],[6]	(1)		(4)
Ending balance, Assets	[6]	(13)		(7)
Other contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(4)
Total gains (losses) recognized in net revenue, Assets	[1],[6]	1
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	0
Foreign exchange movements, Assets	[6]	(2)
Transfers into Level 3, Assets	[3],[4],[6]	2
Transfers out of Level 3, Assets	[4],[5],[6]
Ending balance, Assets	[6]	(3)
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[6]	(46)		(6)
Total gains (losses) recognized in net revenue, Assets	[1],[6]	(19)		(54)
Total gains (losses) recognized in other comprehensive income, Assets	[6]
Purchases/ issues, Assets	[2],[6]
Sales/ redemptions, Assets	[2],[6]
Settlements, Assets	[6]	(19)		21
Foreign exchange movements, Assets	[6]	0		2
Transfers into Level 3, Assets	[3],[4],[6]	15		(3)
Transfers out of Level 3, Assets	[4],[5],[6]	(33)		1
Ending balance, Assets	[6]	(102)		(39)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		575		464
Total gains (losses) recognized in net revenue, Assets	[1]	(18)		(46)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	441		492
Sales/ redemptions, Assets	[2]	(486)		(429)
Settlements, Assets		(19)		21
Foreign exchange movements, Assets		0		(16)
Transfers into Level 3, Assets	[3],[4]	55		42
Transfers out of Level 3, Assets	[4],[5]	(64)		(28)
Ending balance, Assets		484		500
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		448		291
Total gains (losses) recognized in net revenue, Assets	[1]	14		8
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	95		116
Sales/ redemptions, Assets	[2]	(125)		(89)
Settlements, Assets
Foreign exchange movements, Assets		0		(27)
Transfers into Level 3, Assets	[3],[4]	91		126
Transfers out of Level 3, Assets	[4],[5]	(29)		(17)
Ending balance, Assets		494		408
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		15		12
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			2
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		0		(1)
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4],[5]			1
Ending balance, Assets		15		14
Non-Trading Debt Securities [Member]
Assets [Abstract]
Beginning balance, Assets		17		21
Total gains (losses) recognized in net revenue, Assets	[1]	1		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	4
Sales/ redemptions, Assets	[2]	(2)		(4)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	4
Transfers out of Level 3, Assets	[4],[5]
Ending balance, Assets		24		17
Other [Member]
Assets [Abstract]
Beginning balance, Assets		275	[7],[8]	253
Total gains (losses) recognized in net revenue, Assets	[1]	56	[7]	43
Total gains (losses) recognized in other comprehensive income, Assets			[7]
Purchases/ issues, Assets	[2]	64	[7]	33
Sales/ redemptions, Assets	[2]	(2)	[7]	(5)
Settlements, Assets			[7]
Foreign exchange movements, Assets		0	[7]	(17)
Transfers into Level 3, Assets	[3],[4]	0	[7]	0
Transfers out of Level 3, Assets	[4],[5]	(1)	[7]	(28)
Ending balance, Assets		392	[7],[8]	279
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		1
Sales/ redemptions, Liabilities	[2]	(1)		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4],[5]	(1)		0
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4],[5]	(1)		0
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4],[5]
Ending balance, Liabilities
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		1
Sales/ redemptions, Liabilities	[2]	0		(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4],[5]			0
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	(1)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4],[5]			0
Ending balance, Liabilities		0
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]			0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4],[5]
Ending balance, Liabilities				0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		36		23
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	40		46
Sales/ redemptions, Liabilities	[2]	(23)		(11)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	1		0
Transfers out of Level 3, Liabilities	[4],[5]	(5)		(8)
Ending balance, Liabilities		50		50
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		14		15
Total gains (losses) recognized in net revenue, Liabilities	[1]	1		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]			0
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]			2
Transfers out of Level 3, Liabilities	[4],[5]			(3)
Ending balance, Liabilities		13		14
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		477		474
Total gains (losses) recognized in net revenue, Liabilities	[1]	(15)		2
Total gains (losses) recognized in other comprehensive income, Liabilities		(1)		4
Purchases/ issues, Liabilities	[2]	63		150
Sales/ redemptions, Liabilities	[2]	(73)		(112)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		(2)
Transfers into Level 3, Liabilities	[3],[4]	17		8
Transfers out of Level 3, Liabilities	[4],[5]	(31)		(24)
Ending balance, Liabilities		469		488
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		65		44
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	68		44
Sales/ redemptions, Liabilities	[2]	(3)		(9)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		(3)
Transfers into Level 3, Liabilities	[3],[4]	1		0
Transfers out of Level 3, Liabilities	[4],[5]	(1)		0
Ending balance, Liabilities		¥ 130		¥ 76

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (Loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six months ended September 30, 2024 and 2025.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See “Quantitative and qualitative information regarding significant unobservable valuation inputs” above for the valuation inputs of each financial instruments.
[5]	Transfers out of Level 3 include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “Non-trading investments” for further information of financial instruments under the measurement alternative.
[6]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[7]	Includes non-financial assets carried at fair value on a recurring basis.
[8]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.